Stockholders' equity (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital reserves	R$ 2,480	R$ 2,250	R$ 2,326
Profit reserves	86,892	66,161	47,347
Total reserves at parent company	89,372	68,411	49,673
Net income remaining after the distribution of dividends and appropriations to statutory reserves	288
Premium On Subscription Of Shares [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	284	284	284
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Capital reserves	2,192	1,962	2,038
Reserves From Tax Incentives Restatement Of Equity Securities And Other [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	4	4	4
Legal [Member]
IfrsStatementLineItems [Line Items]
Profit reserves	15,071	13,586	12,274
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Profit reserves	R$ 71,821	R$ 52,575	R$ 35,073